Expense Example - Leverage Shares 100% TSLA and 100% SPCX Daily ETF - Leverage Shares 100% TSLA and 100% SPCX Daily ETF	Jul. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	$ 315